SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Impacts of Adopting Topic 606) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Telematics services	$ 181,357	$ 169,752	$ 141,940
Telematics products	71,978	64,884	57,634
Total revenues	253,335	234,636	199,574
Cost of revenues	(126,007)	(115,252)	(97,543)
Research and development expenses	(6,223)	(3,160)	(2,895)
Selling and marketing expenses	(11,340)	(12,246)	(10,074)
General and administrative expenses	(47,693)	(47,590)	(40,228)
Other income, net	306	147	(836)
Other income, net	13,138
Financing income, net	717	(989)	2,056
Income tax expenses	(17,273)	(17,705)	(14,877)
Share in gains of affiliated companies, net	4,219	8,520	(449)
Net income for the year	63,179	$ 46,361	$ 34,728
New Revenue Standard Adjustment [Member]
Revenues:
Telematics services
Telematics products	166
Total revenues	166
Cost of revenues
Research and development expenses
Selling and marketing expenses
General and administrative expenses
Other income, net
Other income, net
Financing income, net
Income tax expenses	(464)
Share in gains of affiliated companies, net
Net income for the year	(298)
Balances as if Topic 606 was not adopted [Member]
Revenues:
Telematics services	181,357
Telematics products	72,144
Total revenues	253,501
Cost of revenues	(126,007)
Research and development expenses	(6,223)
Selling and marketing expenses	(11,340)
General and administrative expenses	(47,693)
Other income, net	306
Other income, net	13,138
Financing income, net	717
Income tax expenses	(17,737)
Share in gains of affiliated companies, net	4,219
Net income for the year	$ 62,881